Inventory	12 Months Ended
Mar. 31, 2026
Classes of current inventories [Abstract]
Inventory [Text Block]

7. Inventory

The following is a listing of inventory as at March 31, 2026 and 2025:

	March 31, 2026	March 31, 2025
Parts	$3,951,819	$4,208,596
Work in Process	11,195,408	11,282,556
Finished Goods	8,678,152	10,110,736
Total	$23,825,379	$25,601,888

During the year ended March 31, 2026, management wrote down the value of inventory by $988,190 (2025 - $530,675; 2024 - $1,078,854), and this amount is included in Cost of Sales. During the year ended March 31, 2026, $4,870,926 of inventory was included in Cost of Sales (2025 - $15,760,151, 2024 - $31,179,514).